ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities	$ 800	$ 2,800
Accounts payable and accrued liabilities write-off	$ 1,486